Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Effects Allocated to and the Cumulative Balance of Each Component of Accumulated Other Comprehensive Income (Loss)

The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-Tax Amount	Ending Balance
December 31, 2008	$28,322	(43,121)	(8,172)	(34,949)	$(6,627)

Foreign currency translation adjustments	$(5,858)	14,140	1,995	12,145	$6,287
Change in accumulated OCI related to postretirement healthcare plans	(769)	235	80	155	(614)

December 31, 2009	$(6,627)	14,375	2,075	12,300	$5,673

Foreign currency translation adjustments	$6,287	(8,609)	(1,080)	(7,529)	$(1,242)
Change in accumulated OCI related to postretirement healthcare plans	(614)	(1,138)	(409)	(729)	(1,343)

December 31, 2010	$5,673	(9,747)	(1,489)	(8,258)	$(2,585)

Foreign currency translation adjustments	$(1,242)	3,718	2,662	1,056	$(186)
Transfer from noncontrolling interest (NCI)	—	28	—	28	28
Change in accumulated OCI related to postretirement healthcare plans	(1,343)	1,651	595	1,056	(287)

December 31, 2011	$(2,585)	5,397	3,257	2,140	$(445)